Share capital and reserves (Tables)	6 Months Ended
Jun. 30, 2025
Share Capital And Reserves
Schedule of detailed information about share capital

Authorised, allotted and fully paid – classified as equity	As at June 30, 2025 unaudited Number	As at June 30, 2025 unaudited £	As at December 31, 2024 Number	As at December 31, 2024 £
Ordinary shares of £0.000001 each	61,952,308,922	61,952	6,685,918,922	334,296
‘A’ Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001
‘B’ Deferred shares of £0.001 each	4,063,321,418	4,063,321	4,063,321,418	4,063,321
‘C’ Deferred shares of £0.00005 each	126,547,389,518	6,327,370	126,547,389,518	6,327,370
‘D’ Deferred shares of £0.000001 each	2,482,747,137,178	2,482,747	-	-
Total		13,935,391		11,724,988